Accrued Warranty - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Product Warranty Liability [Line Items]
Accrued warranty	$ 195	$ 204	$ 234	$ 50
Previously Reported [Member]
Product Warranty Liability [Line Items]
Accrued warranty		19	700
Catheters [Member] | Product Recall [Member]
Product Warranty Liability [Line Items]
Accrued warranty	$ 100	$ 100	$ 200